RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Outstanding Balance and Transactions with Related Parties
The following table provided the total amount of outstanding balance at December 31, 2023 and 2022.

		As of December 31,
		2023	2022
		US$’000	US$’000
Amounts due from related parties
The ultimate parent company	PEWC	107	147
	PEWC, Singapore Branch	14	5
	PEWC (HK)	130	4,177
	Taiwan Submarine Cable Co., Ltd	—	65
	PACIFIC UNION CO., LTD.	13	—

Associate	SPHC	171	170

Non-controlling shareholder of subsidiary	Italian-Thai and its affiliates	933	6,454
		1,368	11,018
Amounts due to related parties
The ultimate parent company	PEWC	5,849	14,814
	PEWC Singapore Co. (Pte) Ltd.	400	400
	PEWC (HK)	1	26
	SUMI-PAC CONSTRUCTION COMPANY, LTD.	299	—
	PACIFIC UNION CO., LTD.	17	—

Associate	SPHC	1,362	1,362

Others		13	11
		7,941	16,613
Contract liabilities
The ultimate parent company	PEWC	—	137

The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2023	2022	2021
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	23,093	24,914	20,359
	Sales	14	—	5,254
	Fabrication income received	—	—	25
	Construction income received	1,006	3	—
	Management fee received	29	10	—
	Management fee paid	205	172	153
	Information technology service fee paid	132	120	113
	Training fee paid	—	—	110
	Interest expenses paid	—	—	91
	Rental fee paid	104	18	—
	Vehicle sale proceeds received	18	—	—
	Materials purchased for interior office redecorating	—	8	—
SUMI-PAC CONSTRUCTION COMPANY, LTD.	Rental fee received	26	—	—
	Service fee received	31	—	—
	Purchases	280	—	—
Pacific Charity Foundation	Rental fee received	9	—	—
PACIFIC UNION CO., LTD.	Construction income received	11	—	—

		For the year ended December 31,
		2023	2022	2021
		US$’000	US$’000	US$’000
Chung-Tai Technology Development Engineering Corporation	Rental fee received	11	—	—
	Service fee received	1	—	—
PEWC, Singapore Branch	Management fee received	—	—	14
PEWC (HK)	Sales	7,437	18,309	25,127
	Service fee paid	67	156	219

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	5,230	8,772	6,613
	Construction of factory building expenses	—	—	1,651
	Loss allowance	4,565	—	—

Others	Fabrication cost	150	277	350
	Vehicle sale proceeds received	25	—	—

Compensation of Key Management Personnel

	For the years ended December, 31
	2023	2022	2021
	US$’000	US$’000	US$’000
Short-term employee benefits	1,898	1,953	2,372
Post-employment benefits	88	48	84
Total compensation paid to key management personnel	1,986	2,001	2,456